Pensions and Other Postretirement Benefit (Details Textual) (USD $)	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Defined Benefit Plan Disclosure [Line Items]
Net Periodic benefit Cost attributable to U.S. retirement plans	$ 414,000,000	$ 294,000,000	$ 286,000,000
Pensions and Other Benefit Plans (Textual) [Abstract]
Percentage of the corridor of the greater of the market value of assets	10.00%
Projected benefit obligation, unfunded plans	15,400,000,000	2,800,000,000
Plan Assets	11,700,000,000	800,000,000
Accumulated benefit obligation unfunded plans	13,800,000,000	2,400,000,000
Percent of Asset allocation, Equity securities	75.00%
Percent of Asset allocation, Debt securities	25.00%
Country's Life Insurance Contract Assets	8,000,000	14,000,000
Fair value of the company's common stock directly held in plan assets	476,000,000	453,000,000
Percentage of the company's common stock to the total plan asset.	3.50%	3.40%
Defined Benefit Plan, Measurement Date	2012-01-01	2011-01-02
U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to pension plans	689,000,000
International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to pension plans	$ 446,000,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan benefits Employee compensation Period	5 years
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan benefits Employee compensation Period	3 years